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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                811-04933                   .

PFM FUNDS

(Exact name of registrant as specified in charter)

One Keystone Plaza, Suite 300, North Front & Market Streets
Harrisburg, Pennsylvania 17101

(Address of principal executive offices) (Zip code)

PFM Asset Management LLC
One Keystone Plaza, Suite 300, North Front & Market Streets
Harrisburg, Pennsylvania 17101

(Name and address of agent for service)

Registrant's telephone number, including area code:   (800) 338-3383 .

Date of fiscal year end:  June 30 .

Date of reporting period:  Quarter ended 3/31/09.

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PFM Funds

Prime Series
Schedule of Investments
March 31, 2009
(Unaudited)
		Face Amount	Value
BANKERS ACCEPTANCES (.48%)
Bank of America, Inc.
0.58%	4/22/09	$10,501,000	$10,497,447
0.72%	5/19/09	10,000,000	9,990,400
Total Bankers Acceptances			20,487,847
CERTIFICATES OF DEPOSIT (27.95%)
Bank of Nova Scotia (NY)
0.55%	4/6/09	50,000,000	50,000,069
0.69%	4/27/09	10,000,000	10,000,000
0.70%	5/26/09	50,000,000	50,000,000
0.58%	6/30/09	25,000,000	25,000,000
BNP Paribas (NY)
0.67%	4/21/09	50,000,000	50,000,000
0.72%	4/22/09	17,000,000	17,000,000
1.00%	5/12/09	60,000,000	60,000,000
0.88%	6/15/09	50,000,000	50,000,000
0.78%	6/26/09	35,000,000	35,000,000
Calyon (NY)
1.25%	6/10/09	7,200,000	7,220,119
0.93%	6/15/09	85,000,000	85,000,000
0.82%	6/22/09	120,000,000	120,000,000
Chase Bank
0.50%	4/20/09	140,000,000	140,000,000
Rabobank Nederland (NY)
0.75%	5/11/09	125,000,000	124,999,983
Royal Bank of Canada (NY)
0.60%	5/22/09	140,000,000	140,000,000
Societe Generale (NY)
0.87%	6/11/09	60,925,000	60,940,014
Svenska Handelsbanken (NY)
0.75%	4/8/09	10,000,000	10,000,193
0.90%	5/11/09	40,000,000	40,000,000
0.90%	5/12/09	75,000,000	75,000,000
0.95%	6/2/09	20,000,000	20,000,000
Toronto Dominion (NY)
0.62%	6/3/09	25,000,000	25,000,000
Total Certificates of Deposit			1,195,160,378
CORPORATE NOTES (0.54%)
Goldman Sachs Group, Inc.
3.75%	5/15/09	3,000,000	3,010,189
*1.46%	7/23/09	20,225,000	20,190,670
Total Corporate Notes			23,200,859
CORPORATE NOTES GUARANTEED UNDER TEMPORARY LIQUIDITY GUARANTEE PROGRAM (9.79%)
Bank of America, Inc.
*1.23%	7/29/10	64,000,000	64,000,000
*1.36%	9/13/10	50,000,000	50,000,000

		Face Amount	Value
Citigroup, Inc.
*1.27%	7/30/10	$120,000,000	$120,012,607
*1.38%	3/30/11	27,000,000	26,999,999
Goldman Sachs Group, Inc.
*1.76%	12/3/10	106,725,000	107,531,386
JP Morgan Chase & Co.
*1.36%	4/1/11	50,000,000	50,000,000
Total Corporate Notes Guaranteed Under Temporary Liquidity Guarantee Program			418,543,992
COMMERCIAL PAPER (7.85%)
Danske Corporation
0.68%	4/15/09	50,000,000	49,986,778
HSBC USA, Inc.
0.37%	4/16/09	100,000,000	99,984,584
0.37%	4/24/09	35,000,000	34,991,726
Societe Generale (NY)
0.87%	4/6/09	80,000,000	79,990,333
0.97%	4/23/09	10,000,000	9,994,072
0.83%	4/27/09	8,000,000	7,995,204
0.99%	6/3/09	18,000,000	17,968,815
0.71%	6/22/09	35,000,000	34,943,397
Total Commercial paper			335,854,909
COMMERCIAL PAPER GUARANTEED UNDER TEMPORARY LIQUIDITY GUARANTEE PROGRAM (1.17%)
General Electric Capital Corporation
0.70%	7/2/09	50,000,000	49,910,556
Total Commercial Paper Guaranteed Under Temporary Liquidity Guarantee Program			49,910,556
MONEY MARKET FUNDS (9.82%)
Fidelity Institutional Money Market Government Portfolio, Class I
0.53%	4/1/09	210,000,000	210,000,000
First American Government Obligation Fund, Class Z
0.40%	4/1/09	210,000,000	210,000,000
Total Money Market Funds			420,000,000
U.S. GOVERNMENT & AGENCY OBLIGATIONS (37.65%)
Fannie Mae Mortgage-Backed Securities Discount Notes
0.65%	7/1/09	70,000,000	69,884,987
Fannie Mae Notes
2.75%	8/15/09	10,000,000	10,096,298
Federal Farm Credit Bank Notes
*0.91%	12/22/09	25,000,000	25,000,000
*1.28%	12/22/10	50,000,000	50,000,000
Federal Home Loan Discount Notes
2.53%	4/14/09	25,000,000	24,977,430
3.05%	4/20/09	25,000,000	24,960,416
3.04%	4/21/09	200,000,000	199,666,668
3.04%	4/22/09	75,000,000	74,868,750
2.97%	4/30/09	47,164,000	47,052,680
1.82%	5/13/09	14,000,000	13,970,600
2.72%	10/27/09	15,000,000	14,769,229
Federal Home Loan Notes
*0.44%	4/24/09	65,000,000	65,000,000
2.27%	5/5/09	40,000,000	40,011,017
*1.06%	5/5/09	50,000,000	50,001,887
0.70%	8/18/09	30,000,000	30,349,537
2.08%	9/11/09	16,825,000	17,060,090
1.92%	9/11/09	10,000,000	10,108,086
1.86%	10/2/09	25,000,000	25,174,386
*1.39%	10/5/09	50,000,000	50,000,000
3.02%	10/9/09	20,000,000	20,150,912

		Face Amount	Value
0.93%	12/11/09	$39,350,000	$40,456,944
1.03%	1/8/10	18,800,000	19,192,822
0.93%	1/26/10	40,000,000	39,980,562
1.05%	2/17/10	12,400,000	12,400,000
1.13%	2/18/10	25,000,000	24,977,324
*0.86%	2/23/10	20,000,000	20,000,000
1.04%	3/2/10	15,000,000	14,994,758
1.16%	3/5/10	15,000,000	14,984,345
1.01%	4/1/10	25,000,000	24,984,813
0.98%	4/16/10	10,000,000	10,017,209
Freddie Mac Discount Notes
0.70%	9/21/09	27,000,000	26,909,175
Freddie Mac Notes
*0.44%	4/7/09	45,000,000	45,000,000
*0.45%	9/28/09	40,000,000	39,939,760
0.96%	11/30/09	38,655,000	39,465,746
*0.61%	1/8/10	100,000,000	100,000,000
*0.61%	1/8/10	50,000,000	50,000,000
*0.71%	1/22/10	100,000,000	100,000,000
*1.35%	3/9/11	50,000,000	50,000,000
Freddie Mac Notes (Callable)
1.31%	3/19/10	8,700,000	8,699,194
1.27%	3/23/10	5,000,000	5,003,901
1.35%	4/1/10	30,000,000	29,986,419
1.21%	4/19/10	30,000,000	30,000,000
Total U.S. Government & Agency Obligations			1,610,095,945

REPURCHASE AGREEMENTS (5.19%)
Deutsche Bank
0.25%	4/1/09	31,900,000	31,900,000

(Dated 3/31/09, repurchase price $31,900,222, collateralized by Fannie Mae securities, 3.91% to 7%, maturing 9/1/33 to 11/1/38, market value $19,263,509; by Freddie Mac securities, 5% to 7%, maturing 3/1/22 to 9/1/38, market value $10,603,735; and by Government National Mortgage Association securities, 7%, maturing 8/15/37, market value $2,670,756)

0.17%	4/3/09	50,000,000	50,000,000

(Dated 4/2/09, repurchase price $50,000,236, collateralized by Fannie Mae Securities, 3.64% to 7%, maturing 2/1/34 to 3/1/39, market value $38,053,126; by Freddie Mac securities, 5.99%, maturing 2/1/37, market value $5,865,749; and by Government National Mortgage Association securities 7%, maturing 8/15/38, market value $7,081,125)

Goldman Sachs Group, Inc.
0.28%	4/1/09	100,000,000	100,000,000

(Dated 3/25/09, repurchase price $100,005,444, collateralized by Fannie Mae securities, 4% to 8%, maturing 5/1/11 to 11/1/38, market value $85,173,474; and by Freddie Mac securities, 4% to 7.5%,maturing 10/1/13 to 6/1/38, market value $16,826,527)

0.17%	4/1/09	40,000,000	40,000,000

(Dated 3/31/09, repurchase price $40,000,189, collateralized by Fannie Mae securities, 5% to 8.5%, maturing 12/1/12 to 12/1/38, market value $1,033,120; and by Freddie Mac securities, 3.5% to 10%, maturing 7/1/13 to 4/1/38, market value $39,766,880)

Total Repurchase Agreements			221,900,000
TOTAL INVESTMENTS (100.44%)			4,295,154,486
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-0.44%)			(19,119,334)
NET ASSETS (100.00%)			$ 4,276,035,152

 * Floating Rate Note, rate subject to change.  Rate shown is that which was in effect at March 31, 2009.

PFM Funds

Government Series
Schedule of Investments
March 31, 2009
(Unaudited)
		Face Amount	Value
CORPORATE NOTES GUARANTEED UNDER TEMPORARY LIQUIDITY GUARANTEE PROGRAM (7.80%)
Bank of America
*1.23%	7/29/10	$5,000,000	$5,000,000
*1.36%	9/13/10	5,000,000	5,000,000
Citigroup, Inc.
*1.27%	7/30/10	10,000,000	10,000,000
Goldman Sachs Group, Inc.
*1.76%	12/3/10	10,000,000	10,075,557
Total Corporate Notes Guaranteed Under Temporary Liquidity Guarantee Program			30,075,557
MONEY MARKET FUNDS (9.59%)
Fidelity Institutional Money Market Government Portfolio, Class I
0.54%	4/30/09	18,500,000	18,500,000
First American Government Obligation Fund, Class Z
0.40%	4/30/09	18,500,000	18,500,000
Total Money Market Funds			37,000,000
U.S. GOVERNMENT & AGENCY OBLIGATIONS (65.45%)
Fannie Mae Mortgage-Backed Securities Discount Notes
0.44%	4/1/09	10,000,000	10,000,000
0.56%	6/1/09	9,513,000	9,503,973
0.52%	7/1/09	14,697,000	14,677,682
Fannie Mae Notes
0.49%	8/15/09	5,070,000	5,161,148
1.16%	10/28/09	500,000	509,924
1.29%	12/15/09	5,375,000	5,500,347
0.95%	1/15/10	820,000	860,621
1.10%	1/19/10	2,000,000	2,050,286
1.11%	2/10/10	500,000	509,148
Fannie Mae Notes (Callable)
0.55%	6/15/09	6,000,000	5,993,139
Federal Farm Credit Bank Notes
0.42%	8/3/09	6,000,000	6,098,064
*0.91%	12/22/09	10,000,000	10,000,000
Federal Home Loan Discount Notes
2.94%	4/14/09	5,058,000	5,052,703
2.95%	4/28/09	2,289,000	2,284,021
1.82%	5/13/09	2,000,000	1,995,800
2.13%	5/27/09	5,000,381	4,983,659
Federal Home Loan Notes
*0.43%	4/16/09	10,000,000	10,000,498
1.18%	4/21/09	650,000	650,478
0.53%	4/24/09	900,000	902,458
2.43%	4/29/09	5,000,000	4,999,834
*1.06%	5/5/09	6,000,000	6,000,229
0.61%	5/7/09	700,000	701,277
0.51%	6/4/09	810,000	813,001
0.40%	6/19/09	985,000	990,447
0.41%	7/17/09	1,900,000	1,927,702
0.74%	9/11/09	500,000	508,032
0.71%	9/18/09	3,000,000	3,060,021
0.84%	11/13/09	500,000	510,492

		Face Amount	Value
0.81%	12/11/09	$1,000,000	$1,028,797
1.06%	12/18/09	725,000	736,968
1.06%	2/5/10	3,000,000	2,998,446
0.92%	2/12/10	1,015,000	1,071,064
1.17%	2/17/10	3,000,000	2,996,900
*0.86%	2/23/10	5,000,000	5,000,000
1.16%	3/12/10	1,440,000	1,461,415
Freddie Mac Notes
0.35%	4/6/09	4,000,000	4,001,747
*0.44%	4/7/09	10,000,000	10,000,150
0.39%	4/15/09	11,100,000	11,113,116
0.49%	4/21/09	10,742,000	10,739,017
0.90%	6/11/09	2,977,000	3,000,548
1.97%	9/15/09	2,870,000	2,930,304
2.02%	9/22/09	3,019,000	3,047,125
1.16%	11/18/09	2,025,000	2,062,706
0.97%	12/15/09	3,336,000	3,406,989
1.03%	1/25/10	600,000	616,318
*1.35%	3/9/11	5,000,000	5,000,000
Freddie Mac Notes (Callable)
4.87%	4/2/09	50,000,000	50,002,958
1.30%	3/30/10	5,000,000	5,000,000
0.33%	4/3/09	10,000,000	10,001,836
Total U.S. Government & Agency Obligations .			252,461,388

REPURCHASE AGREEMENTS (20.38%)
Deutsche Bank
0.25%	4/1/09	38,600,000	38,600,000

(Dated 3/31/09, repurchase price $38,600,268, collateralized by Fannie Mae securities, 4.5% to 7%, maturing 11/1/19 to 6/1/38, market value $18,176,946; by Freddie Mac securities, 5.5% to 7%, maturing 2/1/23 to 8/1/38, market value $12,023,555; and by Government National Mortgage Association securities, 6.5% to 7%, maturing 4/15/24 to 10/15/37, market value $9,171,499)

Goldman Sachs Group, Inc.
0.17%	4/1/09	40,000,000	40,000,000

(Dated 3/31/09, repurchase price $40,000,189, collateralized by Fannie Mae securities, 4% to 9%, maturing 8/1/11 to 2/1/39, market value $32,853,743; and by Freddie Mac securities, 4% to 10.5%, maturing 5/1/12 to 8/1/38, market value $7,946,257)

Total Repurchase Agreements			78,600,000
TOTAL INVESTMENTS (103.22%)			398,136,945
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-3.22%)			(12,436,183)
NET ASSETS (100.00%)			$ 385,700,762

* Floating Rate Note, rate subject to change. Rate shown is that which was in effect at March 31, 2009.

Notes

A.    ORGANIZATION

PFM Funds (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end, management investment company.  The Fund was originally organized as a Virginia corporation called Commonwealth Cash Reserve Fund, Inc. on December 8, 1986.  On September 29, 2008, the Fund converted to a Virginia business trust and was renamed PFM Funds.  The Fund offers two separate investment portfolios: Prime Series (previously known as SNAP Fund) and Government Series (previously known as CCRF Federal Portfolio).

Prime Series and Government Series (each a “Portfolio” and collectively, the “Portfolios”) are money market mutual funds designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. Prime Series invests in short-term, high-quality debt instruments issued by the U.S. government or its agencies or instrumentalities, by U.S. municipalities and by financial institutions and other U.S. companies.  Government Series invests only in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities.

B.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies of the Portfolios are in conformity with U.S. generally accepted accounting principles (“GAAP”).  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes.  Actual results could differ from those estimates.  The significant accounting policies are as follows:

1.
Securities held are stated at amortized cost, which approximates fair value at March 31, 2009.  It is each Portfolio’s policy to compare amortized cost and fair value of securities weekly and as of the last business day of each month.

2.
Security transactions are accounted for on the trade date.  Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold.  Interest income is recorded using the accrual method.  Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

3.
Dividends from net investment income and net realized gains on investments are declared daily and reinvested in each participant’s account by the purchase of additional shares of the respective Portfolio on the last day of each month.  Income, common expenses and realized gains and losses of the Prime Series are allocated to the classes of the Prime Series based on the relative net assets of each class when earned or incurred.  Expenses specific to a class of shares of the Prime Series, such as transfer agent and cash management fees, are allocated to the class of share to which they relate.

4.
Each Portfolio invests cash in repurchase agreements secured by U.S. Government and Agency obligations.  Securities pledged as collateral for repurchase agreements are held by the Portfolio's custodian bank until maturity of the repurchase agreement.  Provisions of each agreement require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

5.
Each Portfolio intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income.  Accordingly, no provision for federal income taxes is required in the financial statements.  At March 31, 2009, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes.  All distributions paid by the Portfolios are considered ordinary income for federal income tax purposes.

6.
Effective July 1, 2007, the Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

C.    FAIR VALUES MEASUREMENTS

Effective July 1, 2008, the Fund adopted FASB Statement No. 157, “Fair Value Measurements” (“Statement 157”).  Statement 157 establishes a framework for measuring fair value in GAAP, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements to increase consistency and comparability among fair value estimates used in financial reporting.

Statement 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.  Statement 157 establishes a three-tier hierarchy of levels for fair value measurements based upon the transparency of inputs to the valuation, as follows:

Level 1 – Quoted prices in active markets for identical assets.

Level 2 – Inputs other than quoted prices that are observable for the asset, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3 – Unobservable inputs for the assets, including the Fund’s own assumption for determining fair value.

Portfolio investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Money market securities are valued using amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities held by the Prime Series and Government Series are categorized as Level 2 under the Statement 157 hierarchy.

Item 2. Controls and Procedures.

(a)  THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON HIS EVALUATION OF THESE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) DURING THE LAST FISCAL QUARTER, THERE WAS NO CHANGE IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 3. Exhibits.

(a) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT PURSUANT TO RULE 30a-2(a) OF THE 1940 ACT IS ATTACHED HERETO AS EXHIBIT 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PFM Funds

By (Signature and Title)*                      /s/ Martin P. Margolis
    Martin P. Margolis, President
Date  5/29/2009 .

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                     /s/ Martin P. Margolis .
    Martin P. Margolis, President                                                                                    .
Date  5/29/2009 .

By (Signature and Title)*                     /s/ Debra J. Goodnight .
    Debra J. Goodnight, Treasurer                                                                                    .
Date  5/29/2009 .

* Print the name and title of each signing officer under his or her signature.